Employee Benefits (Details) - CHF (SFr)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Salaries	SFr 2,119,880	SFr 2,971,707	SFr 3,761,171	SFr 3,662,180	SFr 2,833,741
Pension costs	302,748	277,554	378,588	342,805	282,517
Other employee costs and social benefits	91,225	251,000	277,468	301,537	191,079
Share based payments costs	108,399	259,561	354,851	290,783	311,671
Recruitment costs			125,731	391,035
Other personnel expenditures			(26,439)	40,827	24,557
Total employee benefits	SFr 2,622,252	SFr 3,759,822	SFr 4,871,370	SFr 5,029,167	SFr 3,643,565